SUPPLEMENT DATED FEBRUARY 7, 2011

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 30, 2010,

AS PREVIOUSLY SUPPLEMENTED JANUARY 18, 2011

NUVEEN SANTA BARBARA GROWTH FUND

NUVEEN SANTA BARBARA DIVIDEND GROWTH FUND

NUVEEN SANTA BARBARA INTERNATIONAL EQUITY FUND

NUVEEN TRADEWINDS EMERGING MARKETS FUND

NUVEEN TRADEWINDS GLOBAL ALL-CAP FUND

NUVEEN TRADEWINDS GLOBAL ALL-CAP PLUS FUND

NUVEEN TRADEWINDS GLOBAL FLEXIBLE ALLOCATION FUND

NUVEEN TRADEWINDS GLOBAL RESOURCES FUND

NUVEEN TRADEWINDS INTERNATIONAL VALUE FUND

In the section “Purchase and Redemption of Fund Shares—Class A Shares—Reduction or Elimination of Up-Front Sales Charge on Class A Shares—Elimination of Sales Charge on Class A Shares,” the last bullet point is hereby deleted.

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-NIT2-0211P

SUPPLEMENT DATED FEBRUARY 7, 2011

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER 13, 2010,

AS PREVIOUSLY SUPPLEMENTED JANUARY 18, 2011

NUVEEN WINSLOW LARGE-CAP GROWTH FUND

In the section “Purchase and Redemption of Fund Shares—Class A Shares—Reduction or Elimination of Up-Front Sales Charge on Class A Shares—Elimination of Sales Charge on Class A Shares,” the last bullet point is hereby deleted.

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-WINSL-0211P

SUPPLEMENT DATED FEBRUARY 7, 2011

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 18, 2011

NUVEEN SHORT DURATION BOND FUND

NUVEEN MULTI-STRATEGY CORE BOND FUND

NUVEEN HIGH YIELD BOND FUND

NUVEEN SYMPHONY CREDIT OPPORTUNITIES FUND

NUVEEN PREFERRED SECURITIES FUND

NUVEEN SYMPHONY LARGE-CAP GROWTH FUND

NUVEEN SYMPHONY LARGE-CAP VALUE FUND

NUVEEN SYMPHONY MID-CAP CORE FUND

NUVEEN SYMPHONY SMALL-MID CAP CORE FUND

NUVEEN SYMPHONY INTERNATIONAL EQUITY FUND

NUVEEN SYMPHONY OPTIMIZED ALPHA FUND

In the section “Purchase and Redemption of Fund Shares—Class A Shares—Reduction or Elimination of Up-Front Sales Charge on Class A Shares—Elimination of Sales Charge on Class A Shares,” the last bullet point is hereby deleted.

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-NIT235-0211P